Income Tax (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Abstract]
Schedule of Income Tax Benefit on Pre-Tax Accounting Loss from Operations Reconciles	The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:
	Consolidated
	2023	2022
	$	$
Accounting loss before tax	(19,979,558)	(14,903,909)

Income tax benefit at the applicable tax rate of 25% (2022: 26%)	4,994,890	3,725,977
Non-deductible expenses	(1,259,881)	(564,872)
Non-assessable income	253,439	195,596

Deferred tax assets not recognized	(3,988,448)	(3,356,701)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	29,636,125	24,845,264

Net unrecognized tax benefit at 25% (2022: 26%)	7,409,031	6,211,316
The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:
	Consolidated
	2022	2021
	$	$
Accounting loss before tax	(14,903,909)	(11,372,799)

Income tax benefit at the applicable tax rate of 25% (2021: 26%)	3,725,977	2,956,928
Non-deductible expenses	(564,872)	(1,192,112)
Non-assessable income	195,596	-

Deferred tax assets not recognized	(3,356,701)	(1,764,816)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	24,845,264	20,867,835

Net unrecognized tax benefit at 25% (2021: 26%)	6,211,316	5,425,637